Share-Based Payments - Summary of Share Based Payments Expense (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share rights granted in current year	$ 242,106
Performance rights granted in current year	1,353,090
Performance rights granted in a prior years	2,775,150
Options granted in a prior years	376,356
Share based payment expense	4,746,702
Payments of withholding tax - Performance rights	(95,799)
Exchange differences	14,705
Movement in share-based payments reserve	$ 4,665,608